Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of cash flow information related to leases
Supplemental cash flow information related to leases were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	$10,348	$6,748

Schedule of lessee, operating lease, liability, maturity
As of December 31, 2020, the operating lease liabilities will mature over the following periods:

As of December 31, 2020
2021	8,650
2022	6,026
2023	4,930
2024	4,276
2025	4,331
2026 and thereafter	18,331

Total remaining lease payments	$46,544
Less imputed interest	(9,259)

Total operating lease liabilities:	$37,285

Current operating lease liability	8,591

Non-current operating lease liability	$28,694

Schedule of balance sheet information related to lease agreements
Supplemental consolidated balance sheet information related to these lease agreements were as follows:

As of December 31, 2020
Operating lease right-of-use assets	$692

Current lease liabilities	378
Non-current lease liabilities	341

Total operating lease liabilities	$719